Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Cost:
Business license	$ 394,949	$ 453,617
Trademark	42,744	1,388,361
Software	901,097	737,184
Total cost	1,338,790	2,579,162
Less: Accumulated amortization	(773,684)	(1,267,509)
Intangible assets, net	$ 565,106	$ 1,311,653